Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2022, 2021 and 2020:

	December 31, 2022	December 31, 2021	December 31, 2020

Cost of sales	34	34	25
R&D	69	70	51
SG&A	112	117	79
Total pre-payroll tax and social contribution compensation	215	221	155

Changes in AOCI Attributable to Stockholders

The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2022, 2021 and 2020:

	Gains (Losses) on Cash Flow Hedges	Gains (Losses) on Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2019	(3)	1	(223)	646	421
Cumulative tax impact	—	—	54	—	54
December 31, 2019, net of tax	(3)	1	(169)	646	475
OCI before reclassifications	64	—	(22)	203	245
Amounts reclassified from AOCI	—	—	14	—	14
OCI for the year ended December 31, 2020	64	—	(8)	203	259
Cumulative tax impact	(8)	—	(3)	—	(11)
OCI for the year ended December 31, 2020, net of tax	56	—	(11)	203	248
December 31, 2020	61	1	(231)	849	680
Cumulative tax impact	(8)	—	51	—	43
December 31, 2020, net of tax	53	1	(180)	849	723
OCI before reclassifications	(90)	(1)	56	(189)	(224)
Amounts reclassified from AOCI	(19)	—	13	—	(6)
OCI for the year ended December 31, 2021	(109)	(1)	69	(189)	(230)
Cumulative tax impact	14	—	(11)	—	3
OCI for the year ended December 31, 2021, net of tax	(95)	(1)	58	(189)	(227)
December 31, 2021	(48)	—	(162)	660	450
Cumulative tax impact	6	—	40	—	46
December 31, 2021, net of tax	(42)	—	(122)	660	496
OCI before reclassifications	(126)	(16)	80	(149)	(211)
Amounts reclassified from AOCI	197	—	4	—	201
OCI for the year ended December 31, 2022	71	(16)	84	(149)	(10)
Cumulative tax impact	(9)	2	(19)	—	(26)
OCI for the year ended December 31, 2022, net of tax	62	(14)	65	(149)	(36)
December 31, 2022	23	(16)	(78)	511	440
Cumulative tax impact	(3)	2	21	—	20
December 31, 2022, net of tax	20	(14)	(57)	511	460

Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income

Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2022, 2021, 2020 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2022	Amounts reclassified from AOCI in the year ended December 31, 2021	Amounts reclassified from AOCI in the year ended December 31, 2020	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	(129)	15	(3)	Cost of sales
Foreign exchange derivative contracts	(15)	1	1	Selling, general and administrative
Foreign exchange derivative contracts	(53)	3	2	Research and development
	27	(3)	—	Income tax benefit (expense)
	(170)	16	—	Net of tax
Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(3)	(12)	(13)	Other components of pension benefit costs
Amortization of prior service cost	(1)	(1)	(1)	Other components of pension benefit costs
	1	2	3	Income tax benefit (expense)
	(3)	(11)	(11)	Net of tax
Total reclassifications for the year	(173)	5	(11)
Attributable to noncontrolling interest	—	—	—
Attributable to the parent company stockholders	(173)	5	(11)

Supervisory Board [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans, as authorized by the Compensation Committee:

Year of grant	Options granted	Options waived at grant
2011	172,500	(30,000)
2012	180,000	(22,500)
Since 2013	No options granted

Summary of Nonvested Share Activity

A summary of the options’ activity by plan for the years ended December 31, 2022 and December 31, 2021 is presented below:

Year of grant	Outstanding as of December 31, 2020	Exercised	Expired / Cancelled	Outstanding as of December 31, 2021	Exercised	Expired / Cancelled	Outstanding as of December 31, 2022
2011	7,500	(7,500)	—	—	—	—	—
2012	50,000	(30,000)	—	20,000	(5,000)	(15,000)	—

Employees [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans in 2022, as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
May 23, 2019	2019 CEO Special Bonus	34,960	—	—
July 24, 2019	2019 Employee Plan	7,752,940	—	(1,161,966)
December 26, 2019	2019 Employee Plan	246,750	—	(17,013)
June 17, 2020	2020 CEO Special Bonus	16,000	—	—
July 23, 2020	2020 Employee Plan	7,437,580	—	—
December 24, 2020	2020 Employee Plan	562,350	—	—
July 28, 2021	2021 Employee Plan	6,327,205	—	(920,263)
December 21, 2021	2021 Employee Plan	213,270	—	(60,483)
July 27, 2022	2022 Employee Plan	6,243,670	—	(*)
December 22, 2022	2022 Employee Plan	287,675	—	(*)

(*)

As of the date of issuance of these consolidated financial statements, a final decision by the Compensation Committee of the Supervisory Board on the achievement of the performance conditions had not been made yet.

Summary of Nonvested Share Activity

A summary of the unvested share activity by plan for the year ended December 31, 2022 is presented below:

Unvested Shares	Unvested as at December 31, 2021	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Unvested as at December 31, 2022
2019 CEO Special Bonus	11,652	—	—	—	(11,652)	—
2019 Employee Plan	2,356,399	—	(10,988)	—	(2,345,411)	—
2020 CEO Special Bonus	10,667	—	—	—	(5,333)	5,334
2020 Employee Plan	5,325,666	—	(52,350)	—	(2,492,520)	2,780,796
2021 Employee Plan	6,497,505	—	(65,958)	(980,746)	(1,751,287)	3,699,514
2022 Employee Plan	—	6,531,345	(34,820)	—	—	6,496,525
Total	14,201,889	6,531,345	(164,116)	(980,746)	(6,606,203)	12,982,169